Fair Value (FY) (Tables)	12 Months Ended
Dec. 31, 2023
Entity Information [Line Items]
Summary of Fair Value Assets and Liabilities Measured on a Recurring Basis, Level 3

The fair value of assets at December 31, 2023 and 2022 measured on a recurring basis and the respective category within the fair value hierarchy for IPALCO was determined as follows:

	Fair Value as of December 31, 2023				Fair Value as of December 31, 2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(In Thousands)
Financial assets:
VEBA investments:
Money market funds	$127	$—	$—	$127	$5	$—	$—	$5
Mutual funds	3,425	—	—	3,425	3,223	—	—	3,223
Total VEBA investments	3,552	—	—	3,552	3,228	—	—	3,228
FTRs	—	—	1,388	1,388	—	—	7,545	7,545
Interest rate hedges	—	14,294	—	14,294	—	12,172	—	12,172
Total financial assets measured at fair value	$3,552	$14,294	$1,388	$19,234	$3,228	$12,172	$7,545	$22,945

Reconciliation of Financial Instruments Classified as Level 3

The following table sets forth a roll forward of financial instruments, measured at fair value on a recurring basis, classified as Level 3 in the fair value hierarchy (note, amounts in this table indicate carrying values, which approximate fair values):

Reconciliation of Financial Instruments Classified as Level 3
(In Thousands)
Balance at January 1, 2022	$1,235
Issuances	15,338
Settlements	(9,028)
Balance at December 31, 2022	7,545
Issuances	3,624
Settlements	(9,781)
Balance at December 31, 2023	$1,388

Schedule of Face and Fair Value of Debt

The following table shows the face value and the fair value of fixed-rate and variable-rate indebtedness (Level 2) for the periods ending:

	December 31, 2023		December 31, 2022
	Face Value	Fair Value	Face Value	Fair Value
	(In Thousands)
Fixed-rate	$3,033,800	$2,860,467	$3,033,800	$2,775,644
Variable-rate	455,000	455,000	—	—
Total indebtedness	$3,488,800	$3,315,467	$3,033,800	$2,775,644

Indianapolis Power And Light Company
Entity Information [Line Items]
Summary of Fair Value Assets and Liabilities Measured on a Recurring Basis, Level 3

The fair value of assets at December 31, 2023 and 2022 measured on a recurring basis and the respective category within the fair value hierarchy for AES Indiana was determined as follows:

	Fair Value as of December 31, 2023				Fair Value as of December 31, 2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(In Thousands)
Financial assets:
FTRs	$—	$—	$1,388	$1,388	$—	$—	$7,545	$7,545
Total financial assets measured at fair value	$—	$—	$1,388	$1,388	$—	$—	$7,545	$7,545

Reconciliation of Financial Instruments Classified as Level 3

The following table sets forth a roll forward of financial instruments, measured at fair value on a recurring basis, classified as Level 3 in the fair value hierarchy (note, amounts in this table indicate carrying values, which approximate fair values):

Reconciliation of Financial Instruments Classified as Level 3
(In Thousands)
Balance at January 1, 2022	$1,235
Issuances	15,338
Settlements	(9,028)
Balance at December 31, 2022	7,545
Issuances	3,624
Settlements	(9,781)
Balance at December 31, 2023	$1,388

Schedule of Face and Fair Value of Debt

The following table shows the face value and the fair value of fixed-rate and variable-rate indebtedness (Level 2) for the periods ending:

	December 31, 2023		December 31, 2022
	Face Value	Fair Value	Face Value	Fair Value
	(In Thousands)
Fixed-rate	$2,153,800	$2,020,997	$2,153,800	$1,959,233
Variable-rate	455,000	455,000	—	—
Total indebtedness	$2,608,800	$2,475,997	$2,153,800	$1,959,233